                                                        GATEWAY

                                                         FUND

                                                       ---------

                                                     ANNUAL REPORT

                                                    DECEMBER 31, 2001




































             THE
           GATEWAY
            TRUST
       ---------------
        P.O. Box 5211
   CINCINNATI, OH 45201-5211
        800.354.6339

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                        Total Returns - December 31, 2001
--------------------------------------------------------------------------------

                                                      AVERAGE ANNUAL TOTAL RETURN
                                    -------------------------------------------------------------
                                       One         Three       Five        Ten    Since Inception   Price
                                       Year        Years       Years       Years    on 12/7/77    Per Share
                                       ----        -----       -----       -----    ----------    ---------

GATEWAY FUND                          (3.53%)       5.13%       7.94%       7.93%       9.82%      $21.98

Lehman U.S. Intermediate
   Government/Credit Bond Index        8.96         6.40        7.10        6.81

S&P 500 Index                        (11.88)       (1.02)      10.70       12.93



                                                        CUMULATIVE TOTAL RETURN
                                    --------------------------------------------------------------
                                       One         Three       Five         Ten   Since Inception
                                       Year        Years       Years       Years    on 12/7/77
                                       ----        -----       -----       -----    ----------
GATEWAY FUND                          (3.53%)      16.19%      46.54%     114.40%     853.22%

Lehman U.S. Intermediate
   Government/Credit Bond Index        8.96        20.45       40.89       93.31

S&P 500 Index                         11.88)       (3.04)      66.24      237.28




Data sources throughout this report: Gateway Investment Advisers, L.P., TowersData and Lehman Brothers Inc.

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                                        1

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                                CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are indeed fortunate that extended bear markets do not occur too frequently. The last two years have exhibited financial pain and suffering that has not been seen since 1973-74. However, it is in these markets that the capital-preservation benefits of Gateway's low-risk hedged investment portfolio are tested and proven. As relentlessly as the market declined, we have striven to produce offsetting profits from hedging transactions and to achieve our dual goals of preserving capital and delivering worthwhile returns.

Patrick Rogers, portfolio manager for the Gateway Fund, and his associates, focused on preserving capital in 2001 as various pillars of financial strength in the equity market sequentially crumbled. The capital replacement power of his hedging transactions is richly detailed in his report on the following pages of this report.

During times of economic and financial stress, control of expenses is of increased importance. We are pleased to report that efficient operations, among other factors, reduced the total expense ratio of the Fund to 0.97% for the year.

We cordially invite all our shareholders to visit our website at www.gatewayfund.com for general information on the Fund's performance and activities.

Your Fund was created in 1977 to continuously exploit the cash flows that can be derived from the prudent use of hedging techniques. These cash flows are driven by volatility in the marketplace. Volatility is the measurable manifestation of investors' uncertainty. With uncertainty in plentiful supply, we look forward to the possibility of generous cash flows from hedging transactions in 2002.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

                       SOBERING YEAR: AN IMPROVING OUTLOOK

The tumultuous market of 2001 challenged every aspect of the Gateway Fund's hedged equity strategy. Extended periods of decline tested our ability to preserve capital. Rapid but short-lived recoveries tested our ability to grow capital. True to its promise, hedging profits helped preserve capital by replacing most of the assets lost during this bear market. Call option cash flows certainly helped replace the value lost in the S&P 500 Index, and put options, while successful in blunting the pain of very sharp declines, were less helpful in a market that declined relentlessly over long periods. For the year, the Fund finished down only 3.53% with the S&P 500 Index down 11.88%. Over the last two calendar years (2000-2001), the S&P 500 Index has lost 19.86% (cumulative) while the Gateway Fund has earned a cumulative positive 2.85%.


         ------------------------------------------------------------
                      QUARTERLY PERFORMANCE - 2001
         ------------------------------------------------------------
                                                       LEHMAN U.S.
                               GATEWAY    S&P 500     INTERMEDIATE
                                 FUND      INDEX    GOVERNMENT/CREDIT
                               (GATEX)                 BOND INDEX
         ------------------------------------------------------------
         1st quarter           (4.32%)     (11.85%)      3.39%
         ------------------------------------------------------------
         2nd quarter             3.15         5.85        0.67
         ------------------------------------------------------------
         3rd quarter            (7.34)      (14.67)       4.60
         ------------------------------------------------------------
         4th quarter             5.50        10.68        0.08
         ------------------------------------------------------------
             2001 TOTAL         (3.53%)     (11.88%)      8.96%
         ------------------------------------------------------------

                             FIRST QUARTER 2001
The bear continued to devour wounded investors during the first quarter of 2001, providing a real stress test for hedged equity portfolios. With the S&P 500 Index down 11.85%, the Gateway Fund declined 4.32%. Actively managed hedging transactions in both index put and call options provided the profits to offset approximately two-thirds of the market's sharp decline.

                            SECOND QUARTER 2001
For the quarter, the impact of three Federal Reserve Board interest rate cuts overwhelmed the drag effect of disappointing corporate profits, pushing the S&P 500 Index up 5.85%. On balance, investors were heartened by the stock market snapping its four-quarter losing streak, even if continuing upward momentum had yet to develop. With the stock market arresting its decline, the Gateway Fund was able to return to positive returns for the quarter. After two quarters (the fourth quarter of 2000 and the first quarter of 2001) of surrendering all of its hedging cash inflow to offset declining stock values, the Gateway Fund delivered a solid return of 3.15%. The return accrued primarily from attractive cash flows from options. Bonds had apparently discounted the Federal Reserve Board interest rate cuts in their earlier rally as the yield curve steepened. As represented by the Lehman U.S. Intermediate Government/Credit Bond Index, bonds eked out a total return of 0.67%, less than the average coupon.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           Portfolio Manager's Report
--------------------------------------------------------------------------------

                             THIRD QUARTER 2001
The world changed on September 11. The protracted bear market that began on March 22, 2000, added an exclamation point in September. Economic measures, already in decline prior to September 11, suffered further deterioration. The Federal Reserve Board moved aggressively to maintain bank liquidity by cutting the discount rate an additional 50 basis points. This aggressive action, along with immediate fiscal stimulus by Congress, helped to restore investors' badly shaken confidence. While the S&P 500 Index was down 8.07% for September, a rally at month end was a near-term positive sign.

Put options helped offset a good portion of the market sell-off, as they rapidly increased in value during the decline that prevailed when the market reopened on September 17. Call options were less valuable as much of their benefits had previously been realized. Despite the value provided from the options, the Gateway Fund was down 3.90% for September. During the third quarter, the Fund declined 7.34% versus a decline of 14.67% for the S&P 500 Index.

                            FOURTH QUARTER 2001
Despite being sternly tested, the Gateway Fund's discipline held forth and even earned a respectable 5.50% return in the fourth quarter of 2001 (8.39% since the market bottomed on September 21). High anxiety in the financial markets was reflected in high cash flows from hedging transactions throughout the quarter. With success looming in Afghanistan, investors recovered their poise and returned to a depressed stock market. With the S&P 500 Index rising 10.68%, all of the net cash flow from hedging transactions was available for total return. As investors responded positively to further interest rate reductions by the Federal Reserve Board and prospects for economic recovery in 2002, they sold fixed income investments. Low-risk investments, as represented by the Lehman U.S. Intermediate Government/Credit Bond Index, increased by only 0.08%. The Gateway Fund's success in this turbulent environment is typical after periods of high volatility and commensurately high option premiums.

                              OUTLOOK FOR 2002
While anxiety remains significant, markets can and do recover. Even a moderately improved outlook in 2002 suggests a reduced probability of yet another down year. That means a higher likelihood that all of the net cash flows from option transactions will be available to the bottom line. At year end 2001, call option cash flows less the cost of put options were 18% annualized. With option premium levels at or above historic levels, interest rates nearing all-time lows and equity markets lacking the stimulus for explosive growth, we believe the Fund offers a very attractive, time-tested alternative.





/s/ Patrick Rogers
Patrick Rogers, CFA
Portfolio Manager



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
                      January 1, 1992 - December 31, 2001



                                    Salomon Broad         Lehman U.S.
                                   Investment-Grade     Intermediate
                     S&P 500        Medium-Term (1    Government/Credit
  Gateway Fund        Index          -10) Index          Bond Index
--------------- --------------- -------------------- ------------------
    $10,000.00      $10,000.00           $10,000.00         $10,000.00
--------------- --------------- -------------------- ------------------
    $ 9,980.30      $ 9,813.70           $ 9,906.00         $ 9,909.00
--------------- --------------- -------------------- ------------------
    $10,091.88      $ 9,940.30           $ 9,966.43         $ 9,947.65
--------------- --------------- -------------------- ------------------
    $10,045.46      $ 9,747.45           $ 9,924.57         $ 9,908.85
--------------- --------------- -------------------- ------------------
    $10,210.20      $10,033.06           $10,017.86         $ 9,996.05
--------------- --------------- -------------------- ------------------
    $10,243.18      $10,082.42           $10,180.15         $10,150.99
--------------- --------------- -------------------- ------------------
    $10,229.87      $ 9,932.39           $10,322.67         $10,301.22
--------------- --------------- -------------------- ------------------
    $10,375.13      $10,337.63           $10,477.51         $10,506.21
--------------- --------------- -------------------- ------------------
    $10,375.13      $10,126.75           $10,602.19         $10,611.28
--------------- --------------- -------------------- ------------------
    $10,368.90      $10,245.73           $10,723.06         $10,755.59
--------------- --------------- -------------------- ------------------
    $10,435.27      $10,280.57           $10,602.96         $10,615.77
--------------- --------------- -------------------- ------------------
    $10,588.66      $10,630.11           $10,591.30         $10,575.43
--------------- --------------- -------------------- ------------------
    $10,514.54      $10,760.54           $10,727.92         $10,717.14
--------------- --------------- -------------------- ------------------
    $10,630.20      $10,850.50           $10,918.88         $10,925.05
--------------- --------------- -------------------- ------------------
    $10,712.06      $10,998.39           $11,059.73         $11,097.67
--------------- --------------- -------------------- ------------------
    $10,678.21      $11,230.46           $11,111.71         $11,142.06
--------------- --------------- -------------------- ------------------
    $10,698.60      $10,959.02           $11,199.50         $11,231.19
--------------- --------------- -------------------- ------------------
    $10,807.51      $11,251.62           $11,199.50         $11,206.49
--------------- --------------- -------------------- ------------------
    $10,868.79      $11,284.59           $11,351.81         $11,382.43
--------------- --------------- -------------------- ------------------
    $10,930.31      $11,239.23           $11,388.14         $11,409.74
--------------- --------------- -------------------- ------------------
    $11,080.82      $11,665.64           $11,517.96         $11,591.16
--------------- --------------- -------------------- ------------------
    $11,032.95      $11,576.17           $11,554.82         $11,638.68
--------------- --------------- -------------------- ------------------
    $11,136.00      $11,815.68           $11,582.55         $11,670.11
--------------- --------------- -------------------- ------------------
    $11,177.20      $11,703.07           $11,536.22         $11,604.76
--------------- --------------- -------------------- ------------------
    $11,293.44      $11,844.56           $11,603.13         $11,658.14
--------------- --------------- -------------------- ------------------
    $11,485.82      $12,247.28           $11,727.28         $11,787.54
--------------- --------------- -------------------- ------------------
    $11,378.95      $11,915.38           $11,597.11         $11,613.09
--------------- --------------- -------------------- ------------------
    $11,001.31      $11,397.06           $11,367.49         $11,421.47
--------------- --------------- -------------------- ------------------
    $11,101.52      $11,543.17           $11,293.60         $11,343.81
--------------- --------------- -------------------- ------------------
    $11,323.40      $11,731.32           $11,315.06         $11,351.75
--------------- --------------- -------------------- ------------------
    $11,151.62      $11,443.79           $11,307.14         $11,352.88
--------------- --------------- -------------------- ------------------
    $11,467.98      $11,819.60           $11,484.66         $11,516.36
--------------- --------------- -------------------- ------------------
    $11,654.92      $12,303.02           $11,516.82         $11,552.06
--------------- --------------- -------------------- ------------------
    $11,662.11      $12,002.83           $11,394.74         $11,445.78
--------------- --------------- -------------------- ------------------
    $11,857.08      $12,271.69           $11,393.60         $11,444.64
--------------- --------------- -------------------- ------------------
    $11,654.89      $11,824.76           $11,343.47         $11,393.14
--------------- --------------- -------------------- ------------------
    $11,922.07      $12,000.12           $11,406.99         $11,433.01
--------------- --------------- -------------------- ------------------
    $12,122.31      $12,311.28           $11,626.00         $11,625.09
--------------- --------------- -------------------- ------------------
    $12,299.45      $12,790.19           $11,881.78         $11,865.73
--------------- --------------- -------------------- ------------------
    $12,422.67      $13,167.63           $11,943.56         $11,933.36
--------------- --------------- -------------------- ------------------
    $12,523.23      $13,554.76           $12,094.05         $12,081.34
--------------- --------------- -------------------- ------------------
    $12,608.39      $14,095.59           $12,470.17         $12,446.19
--------------- --------------- -------------------- ------------------
    $12,655.04      $14,423.04           $12,547.49         $12,529.58
--------------- --------------- -------------------- ------------------
    $12,732.72      $14,900.44           $12,558.78         $12,530.84
--------------- --------------- -------------------- ------------------
    $12,794.87      $14,937.84           $12,670.56         $12,644.87
--------------- --------------- -------------------- ------------------
    $12,934.72      $15,568.21           $12,765.58         $12,735.91
--------------- --------------- -------------------- ------------------
    $12,973.73      $15,512.64           $12,900.90         $12,877.28
--------------- --------------- -------------------- ------------------
    $13,153.16      $16,192.09           $13,067.32         $13,045.97
--------------- --------------- -------------------- ------------------
    $13,238.26      $16,503.95           $13,211.06         $13,182.95
--------------- --------------- -------------------- ------------------
    $13,410.49      $17,065.74           $13,323.36         $13,296.33
--------------- --------------- -------------------- ------------------
    $13,363.55      $17,223.94           $13,188.79         $13,140.76
--------------- --------------- -------------------- ------------------
    $13,465.38      $17,389.81           $13,126.80         $13,072.43
--------------- --------------- -------------------- ------------------
    $13,638.14      $17,646.14           $13,067.73         $13,026.67
--------------- --------------- -------------------- ------------------
    $13,755.98      $18,099.64           $13,061.20         $13,016.25
--------------- --------------- -------------------- ------------------
    $13,873.73      $18,168.60           $13,210.10         $13,154.22
--------------- --------------- -------------------- ------------------
    $13,653.27      $17,365.91           $13,253.69         $13,193.69
--------------- --------------- -------------------- ------------------
    $13,842.24      $17,732.16           $13,262.97         $13,204.24
--------------- --------------- -------------------- ------------------
    $14,165.04      $18,728.71           $13,461.91         $13,387.78
--------------- --------------- -------------------- ------------------
    $14,338.70      $19,245.24           $13,710.96         $13,624.75
--------------- --------------- -------------------- ------------------
    $14,583.46      $20,698.26           $13,890.57         $13,804.59
--------------- --------------- -------------------- ------------------
    $14,632.46      $20,288.23           $13,814.17         $13,716.24
--------------- --------------- -------------------- ------------------
    $14,877.85      $21,554.21           $13,895.68         $13,769.74
--------------- --------------- -------------------- ------------------
    $14,893.62      $21,724.49           $13,912.35         $13,795.90
--------------- --------------- -------------------- ------------------
    $14,807.24      $20,833.79           $13,816.36         $13,700.71
--------------- --------------- -------------------- ------------------
    $15,109.01      $22,075.48           $13,990.44         $13,862.38
--------------- --------------- -------------------- ------------------
    $15,228.07      $23,417.67           $14,112.16         $13,977.43
--------------- --------------- -------------------- ------------------
    $15,434.56      $24,466.78           $14,254.69         $14,104.63
--------------- --------------- -------------------- ------------------
    $15,713.00      $26,411.89           $14,536.93         $14,390.95
--------------- --------------- -------------------- ------------------
    $15,450.43      $24,932.30           $14,480.24         $14,319.00
--------------- --------------- -------------------- ------------------
    $15,919.82      $26,296.09           $14,651.11         $14,485.10
--------------- --------------- -------------------- ------------------
    $15,672.74      $25,416.75           $14,809.34         $14,645.88
--------------- --------------- -------------------- ------------------
    $16,190.88      $26,593.29           $14,849.32         $14,678.10
--------------- --------------- -------------------- ------------------
    $16,439.58      $27,049.90           $14,977.03         $14,795.53
--------------- --------------- -------------------- ------------------
    $16,701.29      $27,347.45           $15,155.26         $14,989.35
--------------- --------------- -------------------- ------------------
    $16,945.47      $29,319.75           $15,161.32         $14,977.36
--------------- --------------- -------------------- ------------------
    $17,111.19      $30,821.21           $15,220.45         $15,025.28
--------------- --------------- -------------------- ------------------
    $17,285.90      $31,131.27           $15,298.07         $15,100.41
--------------- --------------- -------------------- ------------------
    $17,399.47      $30,596.13           $15,408.22         $15,210.64
--------------- --------------- -------------------- ------------------
    $17,661.50      $31,838.94           $15,494.50         $15,307.99
--------------- --------------- -------------------- ------------------
    $17,626.53      $31,501.45           $15,559.58         $15,361.57
--------------- --------------- -------------------- ------------------
    $16,734.28      $26,952.64           $15,757.19         $15,602.75
--------------- --------------- -------------------- ------------------
    $17,215.39      $28,679.22           $16,066.03         $15,994.38
--------------- --------------- -------------------- ------------------
    $17,811.21      $31,011.99           $16,054.78         $15,978.38
--------------- --------------- -------------------- ------------------
    $18,301.02      $32,891.63           $16,083.68         $15,976.78
--------------- --------------- -------------------- ------------------
    $18,454.93      $34,786.85           $16,156.06         $16,040.69
--------------- --------------- -------------------- ------------------
    $18,761.29      $36,241.63           $16,257.84         $16,128.91
--------------- --------------- -------------------- ------------------
    $18,787.55      $35,115.24           $16,087.13         $15,891.82
--------------- --------------- -------------------- ------------------
    $19,156.35      $36,520.20           $16,207.79         $16,011.01
--------------- --------------- -------------------- ------------------
    $19,472.81      $37,934.63           $16,272.62         $16,060.64
--------------- --------------- -------------------- ------------------
    $19,551.87      $37,038.99           $16,150.57         $15,936.98
--------------- --------------- -------------------- ------------------
    $19,894.81      $39,094.66           $16,139.27         $15,948.13
--------------- --------------- -------------------- ------------------
    $19,762.91      $37,874.90           $16,087.62         $15,933.78
--------------- --------------- -------------------- ------------------
    $19,868.44      $37,685.53           $16,090.84         $15,946.52
--------------- --------------- -------------------- ------------------
    $19,894.87      $36,652.57           $16,291.97         $16,094.83
--------------- --------------- -------------------- ------------------
    $20,369.56      $38,971.94           $16,344.11         $16,136.67
--------------- --------------- -------------------- ------------------
    $20,589.35      $39,764.24           $16,365.36         $16,156.04
--------------- --------------- -------------------- ------------------
    $20,846.92      $42,106.36           $16,317.90         $16,102.72
--------------- --------------- -------------------- ------------------
    $20,942.82      $39,992.62           $16,233.04         $16,043.14
--------------- --------------- -------------------- ------------------
    $21,022.40      $39,236.76           $16,384.01         $16,174.70
--------------- --------------- -------------------- ------------------
    $21,541.65      $43,074.11           $16,554.40         $16,342.91
--------------- --------------- -------------------- ------------------
    $21,621.36      $41,777.58           $16,537.85         $16,305.33
--------------- --------------- -------------------- ------------------
    $21,701.36      $40,921.14           $16,554.39         $16,331.41
--------------- --------------- -------------------- ------------------
    $22,159.26      $41,931.89           $16,873.89         $16,618.85
--------------- --------------- -------------------- ------------------
    $22,132.66      $41,277.76           $16,993.69         $16,745.15
--------------- --------------- -------------------- ------------------
    $22,854.19      $43,841.10           $17,219.71         $16,942.74
--------------- --------------- -------------------- ------------------
    $22,669.07      $41,526.29           $17,390.18         $17,096.92
--------------- --------------- -------------------- ------------------
    $22,483.18      $41,351.88           $17,487.57         $17,175.57
--------------- --------------- -------------------- ------------------
    $22,069.49      $38,093.35           $17,734.14         $17,409.15
--------------- --------------- -------------------- ------------------
    $22,223.98      $38,280.01           $18,046.26         $17,729.48
--------------- --------------- -------------------- ------------------
    $22,786.25      $39,638.95           $18,338.61         $18,020.25
--------------- --------------- -------------------- ------------------
    $21,972.78      $36,027.84           $18,481.65         $18,191.44
--------------- --------------- -------------------- ------------------
    $21,265.25      $33,747.28           $18,616.57         $18,331.51
--------------- --------------- -------------------- ------------------
    $21,856.43      $36,366.07           $18,592.37         $18,283.85
--------------- --------------- -------------------- ------------------
    $22,031.28      $36,609.72           $18,711.36         $18,386.24
--------------- --------------- -------------------- ------------------
    $21,934.34      $35,720.11           $18,758.14         $18,454.27
--------------- --------------- -------------------- ------------------
    $21,905.83      $35,370.05           $19,135.18         $18,838.12
--------------- --------------- -------------------- ------------------
    $21,150.08      $33,159.42           $19,315.05         $19,026.50
--------------- --------------- -------------------- ------------------
    $20,325.22      $30,483.46           $19,606.70         $19,304.29
--------------- --------------- -------------------- ------------------
    $20,636.20      $31,065.69           $19,896.88         $19,624.74
--------------- --------------- -------------------- ------------------
    $21,189.25      $33,448.43           $19,709.85         $19,428.49
--------------- --------------- -------------------- ------------------
    $21,443.52      $33,742.78           $19,619.19         $19,321.63


Gateway Fund

S&P 500 Index

Salomon Broad Investment-Grade Medium-Term (1-10) Index

Lehman U.S. Intermediate Government/Credit Bond Index





For purposes of index comparison, we have included the Lehman U.S. Intermediate Government/Credit Bond Index returns as well as the Salomon Broad
Investment-Grade Medium-Term (1-10) Index. In the future we will use Lehman as our bond comparison as their performance information is now readily available to us.


                          -------------------------------
                                  GATEWAY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 2001
                          -------------------------------
                           One Year              (3.53%)
                          -------------------------------
                           Five Years             7.94%
                          -------------------------------
                           Ten Years              7.93%
                          -------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

    Shares    COMMON STOCKS - 100.1%                            Value (000's)
    ------    CONSUMER DISCRETIONARY - 13.1%                    -------------
     7,900    American Greetings Corporation - Class A                $   109
   545,050    AOL Time Warner Inc.(*)                                  17,496
    13,700    AutoZone, Inc.(*)                                           984
    35,500    Bed Bath & Beyond Inc.(*)                                 1,203
    25,700    Best Buy Co., Inc.(*)                                     1,914
    13,900    Big Lots, Inc.(*)                                           145
    10,000    Black & Decker Corporation                                  377
    10,800    Brunswick Corporation                                       235
    72,000    Carnival Corporation                                      2,022
     7,200    Centex Corporation                                          411
    25,650    Circuit City Stores - Circuit City Group                    666
    72,300    Clear Channel Communications, Inc.(*)                     3,681
   116,300    Comcast Corporation - Class A(*)                          4,187
     8,900    Cooper Tire & Rubber Company                                142
    55,300    Costco Wholesale Corporation(*)                           2,454
    18,300    Dana Corporation                                            254
    14,500    Darden Restaurants, Inc.                                    513
    68,893    Delphi Automotive Systems Corporation                       941
    10,500    Dillard's, Inc. - Class A                                   168
    40,625    Dollar General Corporation                                  605
    10,600    Dow Jones & Company, Inc.                                   580
    35,600    Eastman Kodak Company                                     1,048
    21,100    Family Dollar Stores, Inc.                                  633
    24,300    Federated Department Stores, Inc.(*)                        994
   225,213    Ford Motor Company                                        3,540
    18,800    Fortune Brands, Inc.                                        744
    32,600    Gannett Co., Inc.                                         2,192
   106,000    Gap, Inc.                                                 1,478
    67,500    General Motors Corporation                                3,280
    19,500    Goodyear Tire & Rubber Company                              464
    37,300    Harley-Davidson, Inc.                                     2,026
    14,400    Harrah's Entertainment, Inc.(*)                             533
    21,200    Hasbro, Inc.                                                344
    45,300    Hilton Hotels Corporation                                   495
   287,250    Home Depot, Inc.                                         14,653
     9,100    International Game Technology(*)                            622
    46,100    Interpublic Group of Companies, Inc.                      1,362
    32,400    J. C. Penney Company, Inc.                                  872
    10,700    Johnson Controls, Inc.                                      864
    12,000    Jones Apparel Group, Inc.(*)                                398
     5,400    KB HOME                                                     217
    60,100    Kmart Corporation(*)                                        328
     9,000    Knight-Ridder, Inc.                                         584
    40,900    Kohl's Corporation(*)                                     2,881

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

    Shares                                                       Value (000's)
    ------                                                       -------------
              CONSUMER DISCRETIONARY (Continued)
    24,100    Leggett & Platt, Incorporated                           $   554
    52,500    Limited, Inc.                                               773
     6,400    Liz Claiborne Inc.                                          318
    94,600    Lowe's Companies, Inc.                                    4,390
    30,000    Marriott International, Inc. - Class A                    1,219
    52,900    Mattel, Inc.                                                910
    36,700    May Department Stores Company                             1,357
     9,300    Maytag Corporation                                          289
   159,100    McDonald's Corporation                                    4,211
    24,000    McGraw-Hill Companies, Inc.                               1,463
     6,100    Meredith Corporation                                        217
    19,600    New York Times Company - Class A                            848
    32,900    Newell Rubbermaid Inc.                                      907
    33,300    NIKE, Inc. - Class B                                      1,873
    16,400    Nordstrom, Inc.                                             332
    36,600    Office Depot, Inc.(*)                                       679
    22,900    Omnicom Group Inc.                                        2,046
     7,200    Pulte Homes, Inc.                                           322
    22,900    RadioShack Corporation                                      689
     7,200    Reebok International Ltd.(*)                                191
    40,400    Sears, Roebuck and Co.                                    1,925
    19,300    Sherwin-Williams Company                                    531
     7,100    Snap-on Incorporated                                        239
    10,500    Stanley Works                                               489
    56,100    Staples, Inc.(*)                                          1,049
    46,800    Starbucks Corporation(*)                                    892
    24,500    Starwood Hotels & Resorts Worldwide, Inc.                   731
   110,600    Target Corporation                                        4,540
    18,000    Tiffany & Co.                                               566
    34,500    TJX Companies, Inc.                                       1,375
    24,300    Toys R Us, Inc.(*)                                          504
    36,700    Tribune Company                                           1,374
    18,100    Tricon Global Restaurants, Inc.(*)                          891
    15,400    TRW Inc.                                                    570
     7,100    Tupperware Corporation                                      137
    25,700    Univision Communications Inc. - Class A(*)                1,040
    13,800    VF Corporation                                              538
   219,241    Viacom Inc. - Class B(*)                                  9,679
    16,009    Visteon Corp.                                               241
   550,000    Wal-Mart Stores, Inc.                                    31,652
   257,200    Walt Disney Company                                       5,329
    14,000    Wendy's International, Inc.                                 408
     8,300    Whirlpool Corporation                                       609
                                                                      -------
                                                                      168,536
                                                                      -------
                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------
    Shares                                                       Value (000's)
    ------                                                       -------------
              CONSUMER STAPLES - 8.3%
     4,600    Adolph Coors Company - Class B                          $   246
     6,900    Alberto-Culver Company - Class B                            309
    49,900    Albertson's, Inc.                                         1,571
   110,500    Anheuser-Busch Companies                                  4,996
    81,740    Archer-Daniels-Midland Company                            1,173
    29,200    Avon Products, Inc.                                       1,358
     8,500    Brown-Forman Corporation - Class B                          532
    50,200    Campbell Soup Company                                     1,499
    29,100    Clorox Company                                            1,151
   306,100    Coca-Cola Company                                        14,433
    54,800    Coca-Cola Enterprises Inc.                                1,038
    69,100    Colgate-Palmolive Company                                 3,990
    66,000    ConAgra Foods, Inc.                                       1,569
    48,400    CVS Corporation                                           1,433
    44,800    General Mills, Inc.                                       2,330
   129,700    Gillette Company                                          4,332
    42,900    H. J. Heinz Company                                       1,764
    16,800    Hershey Foods Corporation                                 1,137
    50,000    Kellogg Company                                           1,505
    65,500    Kimberly-Clark Corporation                                3,917
    99,700    Kroger Co.(*)                                             2,081
    35,400    Pepsi Bottling Group, Inc.                                  832
   217,330    PepsiCo, Inc.                                            10,582
   270,600    Philip Morris Companies Inc.                             12,407
   159,500    Procter & Gamble Company                                 12,621
    62,300    Safeway Inc.(*)                                           2,601
    96,800    Sara Lee Corporation                                      2,152
    16,200    Supervalu, Inc.                                             358
    82,800    SYSCO Corporation                                         2,171
    70,300    Unilever NV - ADR                                         4,050
    20,100    UST Inc.                                                    703
   125,400    Walgreen Co.                                              4,221
    17,300    Winn-Dixie Stores, Inc.                                     247
    27,900    Wm. Wrigley Jr. Company                                   1,433
                                                                      -------
                                                                      106,742
                                                                      -------

              ENERGY - 6.6%
    15,400    Allegheny Energy, Inc.                                      558
    11,000    Amerada Hess Corporation                                    687
    30,747    Anadarko Petroleum Corporation                            1,748
    16,940    Apache Corporation                                          845
     8,600    Ashland Inc.                                                396
    41,300    Baker Hughes Incorporated                                 1,506
    26,000    Burlington Resources Inc.                                   976

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------
    Shares                                                       Value (000's)
    ------                                                       -------------
              ENERGY (Continued)

   131,157    ChevronTexaco Corporation                               $11,753
    77,000    Conoco Inc.                                               2,179
    15,900    Devon Energy Corporation                                    614
    40,100    Dynegy Inc. - Class A                                     1,023
    14,300    EOG Resources, Inc.                                         559
   848,832    Exxon Mobil Corporation                                  33,359
    52,700    Halliburton Company                                         690
    12,200    Kerr-McGee Corporation                                      669
    14,100    Kinder Morgan, Inc.                                         785
    38,000    Marathon Oil Corporation                                  1,140
    18,200    Nabors Industries, Inc.(*)                                  625
    25,353    NiSource Inc.                                               585
    16,400    Noble Drilling Corporation(*)                               558
    45,600    Occidental Petroleum Corporation                          1,210
    46,740    Phillips Petroleum Company                                2,817
    11,500    Rowan Companies, Inc.(*)                                    223
   263,900    Royal Dutch Petroleum Company - ADR                      12,936
    70,500    Schlumberger Limited                                      3,874
    10,300    Sunoco, Inc.                                                385
    39,180    Transocean Sedco Forex Inc.                               1,325
    30,000    Unocal Corporation                                        1,082
                                                                       ------
                                                                       85,107
                                                                       ------

              FINANCIALS - 17.9%
    64,700    AFLAC Incorporated                                        1,589
    89,200    Allstate Corporation                                      3,006
    13,100    Ambac Financial Group, Inc.                                 758
   162,800    American Express Company                                  5,810
   322,636    American International Group, Inc.                       25,617
    45,500    AmSouth Bancorporation                                      860
    32,300    Aon Corporation                                           1,147
   197,153    Bank of America Corporation                              12,411
    90,400    Bank of New York Company, Inc.                            3,688
   143,330    Bank One Corporation                                      5,597
    53,900    BB&T Corporation                                          1,946
    11,550    Bear Stearns Companies Inc.                                 677
    25,700    Capital One Financial Corporation                         1,387
   170,425    Charles Schwab Corporation                                2,637
    26,605    Charter One Financial, Inc.                                 722
    21,500    Chubb Corporation                                         1,484
    19,800    Cincinnati Financial Corporation                            755
   618,665    Citigroup Inc.                                           31,230
    21,900    Comerica Incorporated                                     1,255
    41,600    Conseco, Inc.(*)                                            186

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------
    Shares                                                       Value (000's)
    ------                                                       -------------
              FINANCIALS (Continued)
    14,600    Countrywide Credit Industries, Inc.                     $   598
    49,900    Equity Office Properties Trust                            1,501
    31,600    Equity Residential Properties Trust                         907
   123,100    Fannie Mae                                                9,787
    70,719    Fifth Third Bancorp                                       4,355
   133,299    FleetBoston Financial                                     4,865
    32,600    Franklin Resources, Inc.                                  1,150
    85,200    Freddie Mac                                               5,572
    19,500    Golden West Financial Corporation                         1,148
    29,200    Hartford Financial Services Group, Inc.                   1,835
    57,100    Household International, Inc.                             3,308
    30,810    Huntington Bancshares Incorporated                          530
   244,400    J. P. Morgan Chase & Co.                                  8,884
    18,700    Jefferson-Pilot Corporation                                 865
    38,000    John Hancock Financial Services, Inc.                     1,569
    52,300    KeyCorp                                                   1,273
    30,400    Lehman Brothers Holdings Inc.                             2,031
    23,200    Lincoln National Corporation                              1,127
    24,200    Loews Corporation                                         1,340
    33,900    Marsh & McLennan Companies, Inc.                          3,643
    18,300    MBIA Inc.                                                   981
   104,800    MBNA Corporation                                          3,689
    58,700    Mellon Financial Corporation                              2,208
   103,400    Merrill Lynch & Co., Inc.                                 5,389
    92,300    MetLife, Inc.                                             2,924
    13,300    MGIC Investment Corporation                                 821
   136,900    Morgan Stanley Dean Witter & Co.                          7,658
    73,900    National City Corporation                                 2,161
    27,500    Northern Trust Corporation                                1,656
    35,500    PNC Financial Services Group, Inc.                        1,995
     9,100    Progressive Corporation                                   1,359
    35,200    Providian Financial Corporation                             125
    28,100    Regions Financial Corporation                               844
    21,500    Robert Half International Inc.(*)                           574
    15,700    SAFECO Corporation                                          489
    41,900    SouthTrust Corporation                                    1,034
    26,300    St. Paul Companies, Inc.                                  1,156
    40,100    State Street Corporation                                  2,095
    26,900    Stilwell Financial, Inc.                                    732
    35,900    SunTrust Banks, Inc.                                      2,251
    35,600    Synovus Financial Corp.                                     892
    15,100    T. Rowe Price Group Inc.                                    524
    15,500    Torchmark Corporation                                       610
    16,800    Union Planters Corporation                                  758

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

    Shares                                                       Value (000's)
    ------                                                       -------------
              FINANCIALS (Continued)
    29,700    UnumProvident Corporation                               $   787
   234,483    U. S. Bancorp                                             4,908
    20,100    USA Education Inc.                                        1,689
   172,600    Wachovia Corporation                                      5,413
   108,050    Washington Mutual, Inc.                                   3,533
   211,200    Wells Fargo & Company                                     9,177
    16,400    XL Capital Ltd. - Class A                                 1,498
    11,300    Zions Bancorporation                                        594
                                                                      -------
                                                                      229,574
                                                                      -------

              HEALTH CARE - 14.3%
   190,500    Abbott Laboratories                                      10,620
    17,600    Aetna Inc.                                                  581
    16,100    Allergan, Inc.                                            1,208
   161,700    American Home Products Corporation                        9,922
    12,700    AmerisourceBergen Corporation                               807
   128,300    Amgen Inc.(*)                                             7,241
    25,875    Applera Corp. - Applied Biosystems Group                  1,016
     6,500    Bausch & Lomb Incorporated                                  245
    72,900    Baxter International Inc.                                 3,910
    31,600    Becton, Dickinson and Company                             1,048
    18,400    Biogen, Inc.(*)                                           1,055
    33,050    Biomet, Inc.                                              1,021
    49,400    Boston Scientific Corporation(*)                          1,192
   239,300    Bristol-Myers Squibb Company                             12,204
     6,200    C. R. Bard, Inc.                                            400
    54,850    Cardinal Health, Inc.                                     3,547
    23,300    Chiron Corporation(*)                                     1,022
    18,400    CIGNA Corporation                                         1,705
   138,300    Eli Lilly and Company                                    10,862
    21,600    Forest Laboratories, Inc.(*)                              1,770
    20,000    Genzyme Corporation(*)                                    1,197
    37,900    Guidant Corporation(*)                                    1,887
    66,150    HCA Inc.                                                  2,549
    30,200    Health Management Associates, Inc. - Class A(*)             556
    47,900    HEALTHSOUTH Corporation(*)                                  710
    20,800    Humana Inc.(*)                                              245
    65,675    Immunex Corporation(*)                                    1,820
   372,772    Johnson & Johnson                                        22,031
    30,099    King Pharmaceuticals Inc.(*)                              1,268
    12,700    Manor Care, Inc.(*)                                         301
    35,100    McKesson Corporation                                      1,313
    26,100    MedImmune, Inc.(*)                                        1,210
   148,700    Medtronic Inc.                                            7,615

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

    Shares                                                      Value (000's)
    ------                                                      -------------
              HEALTH CARE (Continued)
   282,400    Merck & Co., Inc.                                       $16,605
   776,925    Pfizer Inc.                                              30,960
   160,268    Pharmacia Corporation                                     6,835
    14,300    Quintiles Transnational Corp.(*)                            230
   180,000    Schering-Plough Corporation                               6,446
    10,600    St. Jude Medical, Inc.(*)                                   823
    24,100    Stryker Corporation                                       1,407
    39,900    Tenet Healthcare Corporation(*)                           2,343
    39,000    UnitedHealth Group Incorporated                           2,760
    13,100    Watson Pharmaceuticals, Inc.(*)                             411
     7,800    Wellpoint Health Networks Inc.(*)                           911
    23,920    Zimmer Holdings, Inc.(*)                                    731
                                                                      -------
                                                                      184,540
                                                                      -------
              INDUSTRIALS - 11.4%
    24,300    Allied Waste Industries, Inc.(*)                            342
    24,025    American Power Conversion Corporation(*)                    347
    18,900    AMR Corporation(*)                                          419
    76,800    Automatic Data Processing, Inc.                           4,524
    13,500    Avery Dennison Corporation                                  763
   107,352    Boeing Company                                            4,163
    48,200    Burlington Northern Santa Fe Corporation                  1,375
    42,300    Caterpillar Inc.                                          2,210
   119,100    Cendant Corporation(*)                                    2,336
    20,800    Cintas Corporation                                        1,007
    59,300    Concord EFS, Inc.(*)                                      1,944
    21,000    Convergys Corporation(*)                                    787
    11,400    Cooper Industries, Inc.                                     398
     7,300    Crane Co.                                                   187
    26,200    CSX Corporation                                             918
     5,100    Cummins, Inc.                                               197
    17,600    Danaher Corporation                                       1,061
    28,900    Deere & Company                                           1,262
    15,200    Delta Air Lines, Inc.                                       445
     8,700    Deluxe Corporation                                          362
    25,000    Dover Corporation                                           927
     8,500    Eaton Corporation                                           633
    15,700    Ecolab Inc.                                                 632
    52,700    Emerson Electric Co.                                      3,009
    17,700    Equifax Inc.                                                427
    37,900    FedEx Corp.(*)                                            1,966
    48,200    First Data Corporation                                    3,781
    23,050    Fiserv, Inc.(*)                                             976
     9,800    Fluor Corporation                                           367

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

    Shares                                                      Value (000's)
    ------                                                      -------------
              INDUSTRIALS (Continued)
    24,800    General Dynamics Corporation                            $ 1,975
 1,222,436    General Electric Company                                 48,995
    21,100    Genuine Parts Company                                       774
    12,800    Goodrich Corporation                                        341
    22,600    H&R Block, Inc.                                           1,010
    99,500    Honeywell International Inc.                              3,365
    37,500    Illinois Tool Works Inc.                                  2,540
    36,200    IMS Health Incorporated                                     706
    20,700    Ingersoll-Rand Company                                      865
    10,800    ITT Industries, Inc.                                        545
    53,400    Lockheed Martin Corporation                               2,492
    56,700    Masco Corporation                                         1,389
     7,500    McDermott International, Inc.(*)                             92
    48,700    Minnesota Mining and Manufacturing Company                5,757
    24,075    Molex Incorporated                                          745
    19,400    Moody's Corporation                                         773
     7,300    Navistar International Corporation(*)                       288
    47,400    Norfolk Southern Corporation                                869
    11,700    Northrop Grumman Corporation                              1,180
     9,400    PACCAR Inc.                                                 617
    15,100    Pall Corporation                                            363
    14,400    Parker-Hannifin Corporation                                 661
    45,800    Paychex, Inc.                                             1,605
    30,400    Pitney Bowes Inc.                                         1,143
     9,725    Power-One, Inc.(*)                                          101
    14,400    R. R. Donnelley & Sons Company                              428
    47,400    Raytheon Company                                          1,539
    22,600    Rockwell Collins                                            441
    22,600    Rockwell International Corporation                          404
     7,400    Ryder System, Inc.                                          164
    16,249    Sabre Holdings Corporation(*)                               688
    93,850    Southwest Airlines Co.                                    1,734
    17,400    Textron Inc.                                                721
    22,400    Thermo Electron Corporation(*)                              534
     7,100    Thomas & Betts Corporation(*)                               150
   238,402    Tyco International Ltd.                                  14,042
    30,500    Union Pacific Corporation                                 1,739
    57,900    United Technologies Corporation                           3,742
     8,300    US Airways Group, Inc.(*)                                    53
    11,600    W. W. Grainger, Inc.                                        557
    76,900    Waste Management, Inc.                                    2,454
                                                                      -------
                                                                      146,346
                                                                      -------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

    Shares                                                      Value (000's)
    ------                                                      -------------
              INFORMATION TECHNOLOGY - 17.4%
    96,025    ADC Telecommunications, Inc.(*)                         $   442
    29,400    Adobe Systems Incorporated                                  913
    42,425    Advanced Micro Devices, Inc.(*)                             673
    56,125    Agilent Technologies, Inc.(*)                             1,600
    47,500    Altera Corporation(*)                                     1,008
    44,200    Analog Devices, Inc.(*)                                   1,962
    10,000    Andrew Corporation(*)                                       219
    42,950    Apple Computer, Inc.(*)                                     941
   100,000    Applied Materials, Inc.(*)                                4,010
    36,900    Applied Micro Circuits Corporation(*)                       418
     6,600    Autodesk, Inc.                                              246
    34,903    Avaya Inc.(*)                                               424
    29,950    BMC Software, Inc.(*)                                       490
    40,200    CIENA Corporation(*)                                        575
   900,275    Cisco Systems, Inc.(*)                                   16,304
    22,800    Citrix Systems, Inc.(*)                                     517
   202,464    Compaq Computer Corporation                               1,976
    70,900    Computer Associates International, Inc.                   2,445
    20,800    Computer Sciences Corporation(*)                          1,019
    45,300    Compuware Corporation(*)                                    534
    22,825    Comverse Technology, Inc.(*)                                511
    30,400    Conexant Systems, Inc.(*)                                   437
   114,375    Corning Incorporated(*)                                   1,020
   319,800    Dell Computer Corporation(*)                              8,692
    57,600    Electronic Data Systems Corporation                       3,948
   271,325    EMC Corporation(*)                                        3,647
    39,750    Gateway, Inc.(*)                                            320
   234,864    Hewlett-Packard Company                                   4,824
   818,828    Intel Corporation                                        25,752
   214,000    International Business Machines Corporation              25,885
    25,700    Intuit Inc.(*)                                            1,099
    23,500    Jabil Circuit, Inc.(*)                                      534
   161,650    JDS Uniphase Corporation(*)                               1,411
    22,900    KLA-Tencor Corporation(*)                                 1,135
    15,800    Lexmark International, Inc.(*)                              932
    39,100    Linear Technology Corporation                             1,526
    44,525    LSI Logic Corporation(*)                                    703
   419,140    Lucent Technologies Inc.(*)                               2,636
    40,400    Maxim Integrated Products, Inc.(*)                        2,121
    10,150    Mercury Interactive Corporation(*)                          345
    73,400    Micron Technology, Inc.(*)                                2,275
   662,000    Microsoft Corporation(*)                                 43,871
     5,800    Millipore Corporation                                       352
   270,171    Motorola, Inc.                                            4,058

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------
    Shares                                                       Value (000's)
    ------                                                       -------------
              INFORMATION TECHNOLOGY (Continued)
    21,300    National Semiconductor Corporation(*)                   $   656
    11,800    NCR Corporation(*)                                          435
    39,950    Network Appliance, Inc.(*)                                  874
   392,725    Nortel Networks Corporation(*)                            2,945
    44,350    Novell, Inc.(*)                                             204
    17,600    Novellus Systems, Inc.(*)                                   694
    16,500    NVIDIA Corporation(*)                                     1,104
   690,848    Oracle Corporation(*)                                     9,541
    69,657    Palm, Inc.(*)                                               270
    32,550    Parametric Technology Corporation(*)                        254
    36,100    PeopleSoft, Inc.(*)                                       1,451
    13,800    PerkinElmer, Inc.                                           483
    20,200    PMC-Sierra, Inc.(*)                                         429
    11,250    QLogic Corporation(*)                                       501
    93,200    QUALCOMM Incorporated(*)                                  4,707
    58,300    Sanmina - SCI Corporation(*)                              1,160
    15,175    Sapient Corporation(*)                                      117
    20,075    Scientific-Atlanta, Inc.                                    481
    55,700    Siebel Systems, Inc.(*)                                   1,559
    94,450    Solectron Corporation(*)                                  1,065
   400,775    Sun Microsystems, Inc.(*)                                 4,946
    27,950    Symbol Technologies, Inc.                                   444
    11,500    Tektronix, Inc.(*)                                          296
    50,200    Tellabs, Inc.(*)                                            755
    21,350    Teradyne, Inc.(*)                                           644
   213,900    Texas Instruments Incorporated                            5,989
    13,200    TMP Software Inc.(*)                                        566
    39,000    Unisys Corporation(*)                                       489
    48,760    VERITAS Software Corporation(*)                           2,185
    22,550    Vitesse Semiconductor Corporation(*)                        281
    85,500    Xerox Corporation(*)                                        891
    40,800    Xilinx, Inc.(*)                                           1,593
    69,775    Yahoo! Inc.(*)                                            1,238
                                                                      -------
                                                                      223,997
                                                                      -------

              MATERIALS - 2.6%
    28,100    Air Products and Chemicals, Inc.                          1,318
    39,300    Alcan Inc.                                                1,412
   106,320    Alcoa Inc.                                                3,780
     9,873    Allegheny Technologies Incorporated                         165
     3,400    Ball Corporation                                            240
    65,925    Barrick Gold Corporation                                  1,051
     6,400    Bemis Company, Inc.                                         315
     7,000    Boise Cascade Corporation                                   238

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

    Shares                                                      Value (000's)
    ------                                                      -------------
              MATERIALS (Continued)
   110,498    Dow Chemical Company                                    $ 3,733
   128,300    E. I. du Pont de Nemours and Company                      5,454
     9,500    Eastman Chemical Company                                    371
    16,000    Engelhard Corporation                                       443
     3,800    FMC Corporation(*)                                          226
    17,800    Freeport-McMoRan Copper & Gold, Inc. - Class B(*)           238
    27,838    Georgia-Pacific Group                                       769
     6,100    Great Lakes Chemical Corporation                            148
    13,400    Hercules Incorporated(*)                                    134
    22,400    Inco Limited(*)                                             379
    11,700    International Flavors & Fragrances Inc.                     348
    59,426    International Paper Company                               2,398
    12,900    Louisiana-Pacific Corporation(*)                            109
    12,100    Mead Corporation                                            374
    24,000    Newmont Mining Corporation                                  459
     9,500    Nucor Corporation                                           503
    19,500    Pactiv Corporation(*)                                       346
     9,700    Phelps Dodge Corporation(*)                                 314
    40,300    Placer Dome Inc.                                            440
    20,700    PPG Industries, Inc.                                      1,071
    19,800    Praxair, Inc.                                             1,094
    27,100    Rohm and Haas Company                                       938
    10,300    Sealed Air Corporation(*)                                   420
     9,300    Sigma-Aldrich Corporation                                   366
     6,100    Temple-Inland Inc.                                          346
    11,000    United States Steel Corporation                             199
    12,500    Vulcan Materials Company                                    599
    12,500    Westvaco Corporation                                        356
    26,400    Weyerhaeuser Company                                      1,428
    13,500    Willamette Industries, Inc.                                 704
    10,500    Worthington Industries, Inc.                                149
                                                                       ------
                                                                       33,375
                                                                       ------

              TELECOMMUNICATION SERVICES - 5.6%
    38,500    ALLTEL Corporation                                        2,377
   424,906    AT&T Corp.                                                7,708
   311,309    AT&T Wireless Services Inc.(*)                            4,473
   230,700    BellSouth Corporation                                     8,801
    32,050    Broadcom Corporation - Class A(*)                         1,313
    17,400    CenturyTel, Inc.                                            571
    35,100    Citizens Communications Company(*)                          374
    94,150    Nextel Communications, Inc. - Class A(*)                  1,032
   198,761    Qwest Communications International Inc.                   2,808
   414,856    SBC Communications Inc.                                  16,250

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------
    Shares                                                      Value (000's)
    ------                                                      -------------
              TELECOMMUNICATION SERVICES (Continued)
   108,850    Sprint Corp. - FON Group                                $ 2,186
   115,600    Sprint Corp. - PCS Group(*)                               2,822
   332,818    Verizon Communications Inc.                              15,795
   355,375    WorldCom, Inc - WorldCom Group(*)                         5,004
                                                                       ------
                                                                       71,514
                                                                       ------

              UTILITIES - 2.9%
    65,400    AES Corporation(*)                                        1,069
    16,800    Ameren Corporation                                          711
    39,700    American Electric Power Company, Inc.                     1,728
    36,700    Calpine Corporation(*)                                      616
    19,600    Cinergy Corp.                                               655
    16,200    CMS Energy Corporation                                      389
    26,000    Consolidated Edison, Inc.                                 1,049
    20,200    Constellation Energy Group                                  536
    32,217    Dominion Resources, Inc.                                  1,936
    20,300    DTE Energy Company                                          851
    94,900    Duke Energy Corporation                                   3,726
    40,100    Edison International(*)                                     606
    62,755    El Paso Corporation                                       2,800
    27,200    Entergy Corporation                                       1,064
    39,450    Exelon Corporation                                        1,889
    36,580    FirstEnergy Corp.                                         1,280
    21,600    FPL Group, Inc.                                           1,218
    16,800    KeySpan Corporation                                         582
    42,016    Mirant Corporation(*)                                       673
    19,700    Niagara Mohawk Holdings Inc.(*)                             349
     5,500    NICOR Inc.                                                  229
     4,300    Peoples Energy Corporation                                  163
    47,700    PG&E Corporation(*)                                         918
    10,400    Pinnacle West Capital Corporation                           435
    18,000    PPL Corporation                                             627
    26,653    Progress Energy, Inc.                                     1,200
    25,600    Public Service Enterprise Group Incorporated              1,080
    36,600    Reliant Energy, Incorporated                                971
    25,400    Sempra Energy                                               624
    84,400    Southern Company                                          2,140
    16,600    TECO Energy, Inc.                                           436
    31,600    TXU Corporation                                           1,490
    63,300    Williams Companies, Inc.                                  1,616
    42,335    Xcel Energy, Inc.                                         1,174
                                                                    ---------
                                                                       36,830
                                                                    ---------

               Total common stocks (cost $1,185,167)                1,286,561
                                                                    ---------



                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------
 Contracts                                                      Value (000's)
 ---------                                                      -------------
              PUT OPTIONS - 0.3%
     9,094    On S&P 500 Index expiring January 19, 2002 at 1025      $ 1,659
     2,112    On S&P 500 Index expiring February 16, 2002 at 1050       1,996
                                                                   ----------
                Total put options (cost $9,778)                         3,655
                                                                   ----------
              REPURCHASE AGREEMENT - 2.2% (**)
              1.25% repurchase agreement with Firstar Bank, N.A.,
                dated December 31, 2001, due January 2, 2002
                (repurchase proceeds $27,909)                          27,907
                                                                   ----------
                Total common stocks, put options and
                  repurchase agreement - 102.6%                     1,318,123
                                                                   ----------

              CALL OPTIONS OUTSTANDING - (2.5%) (***)
    (3,007)   On S&P 500 Index expiring January 19, 2002 at 1125       (9,607)
    (2,644)   On S&P 500 Index expiring January 19, 2002 at 1150       (4,825)
      (993)   On S&P 500 Index expiring February 16, 2002 at 1125      (4,752)
    (2,905)   On S&P 500 Index expiring February 16, 2002 at 1150      (9,398)
    (1,657)   On S&P 500 Index expiring February 16, 2002 at 1175      (3,339)
                                                                   ----------
               Total call options outstanding (premiums received
                 $43,405)                                             (31,921)
                                                                   ----------
              OTHER ASSETS AND LIABILITIES, NET - (0.1%)               (1,071)
                                                                   ----------
              NET ASSETS - 100.0%                                  $1,285,131
                                                                   ==========


              (*)    Non-income producing.
              (**) Repurchase agreement fully collateralized by U.S. Government Agency obligations.
              (***) The aggregate value of investments that covers outstanding call options is $1,286,561,000.


              ADR - American Depository Receipt.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
         STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001 (000'S)
--------------------------------------------------------------------------------

ASSETS:
Common stocks, at value (cost $1,185,167)                           $ 1,286,561
Put options, at value (cost $9,778)                                       3,655
Repurchase agreement                                                     27,907
Dividends and interest receivable                                         1,315
Receivable for Fund shares sold                                             779
Other assets                                                                 55
                                                                    -----------
   Total assets                                                       1,320,272
                                                                    -----------

LIABILITIES:
Call options outstanding, at value (premiums received $43,405)           31,921
Payable for Fund shares redeemed                                          2,703
Other accrued expenses and liabilities                                      517
                                                                    -----------
   Total liabilities                                                     35,141
                                                                    -----------

NET ASSETS                                                          $ 1,285,131
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 1,257,177
Undistributed net investment income                                          43
Accumulated net realized loss on investment transactions                (78,844)
Net unrealized appreciation on investments                              106,755
                                                                    -----------
   Net assets                                                       $ 1,285,131
                                                                    ===========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                    58,455
                                                                    ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                       $     21.98
                                                                    ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
     STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001 (000'S)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                                             $  18,934
Interest                                                                  1,462
                                                                      ---------
   Total investment income                                               20,396
                                                                      ---------

EXPENSES:
Investment advisory and management fees                                   8,268
Distribution fees                                                         5,269
Registration fees                                                           163
Standard & Poor's licensing fees                                            100
Custodian fees                                                               98
Trustees' fees                                                               88
Professional fees                                                            84
Insurance expense                                                            30
Other expenses                                                               50
                                                                      ---------
   Total expenses                                                        14,150
                                                                      ---------

NET INVESTMENT INCOME                                                     6,246
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investment transactions:
Common stocks                                                          (215,875)
Call options expired and closed                                         123,212
Put options expired and closed                                           44,782
                                                                      ---------
   Net realized loss on investment transactions                         (47,881)
                                                                      ---------

Change in unrealized appreciation/depreciation on investments:
Common stocks                                                             2,437
Call options                                                            (18,249)
Put options                                                              (7,122)
                                                                      ---------
   Net change in unrealized appreciation/depreciation on investments    (22,934)
                                                                      ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                         (70,815)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $ (64,569)
                                                                      =========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                   Statements of Changes in Net Assets (000's)
--------------------------------------------------------------------------------

                                                                              Year Ended December 31,
                                                                           -----------------------------
                                                                              2001               2000
                                                                           -----------       -----------
FROM OPERATIONS:
Net investment income                                                      $     6,246       $     4,328
Net realized gain (loss) on investment transactions                            (47,881)          156,856
Net change in unrealized appreciation/depreciation on investments              (22,934)          (92,162)
                                                                           -----------       -----------
   Net increase (decrease) in net assets from operations                       (64,569)           69,022
                                                                           -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                      (6,251)           (4,342)
From net realized gain on investment transactions(1)                            (1,417)         (124,681)
                                                                           -----------       -----------
   Decrease in net assets from distributions to shareholders                    (7,668)         (129,023)
                                                                           -----------       -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                      609,324         1,186,927
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                 6,827           113,974
Payments for shares redeemed                                                  (749,835)         (671,976)
                                                                           -----------       -----------
   Net increase (decrease) in net assets from Fund share transactions         (133,684)          628,925
                                                                           -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS                                         (205,921)          568,924

NET ASSETS:
Beginning of year                                                            1,491,052           922,128
                                                                           -----------       -----------
End of year                                                                $ 1,285,131       $ 1,491,052
                                                                           ===========       ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                        $        43       $        48
                                                                           ===========       ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                                     27,087            48,172
Shares issued in reinvestment of distributions to shareholders                     309             4,973
Shares redeemed                                                                (34,000)          (27,038)
                                                                           -----------       -----------
   Net increase (decrease) in Fund shares outstanding                           (6,604)           26,107
Shares outstanding, beginning of year                                           65,059            38,952
                                                                           -----------       -----------
Shares outstanding, end of year                                                 58,455            65,059
                                                                           ===========       ===========



(1) Capital gain for federal income tax purposes includes net realized gain on investment transactions and the net change in unrealized appreciation/depreciation on options. See Note 1 - Federal income taxes.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
          FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING
                              THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                             Year Ended December 31,
                                        ----------------------------------------------------------------
                                           2001            2000            1999       1998        1997
                                        ----------      ----------      --------    --------    --------
BEGINNING NET ASSET VALUE               $    22.92      $    23.67      $  21.02    $  18.85    $  18.48
                                        ----------      ----------      --------    --------    --------

INVESTMENT OPERATIONS:
Net investment income                         0.11            0.08          0.07        0.12        0.18
Net gain (loss) on investments               (0.92)           1.49          2.65        2.18        2.09
                                        ----------      ----------      --------    --------    --------
   Total from investment operations          (0.81)           1.57          2.72        2.30        2.27
                                        ----------      ----------      --------    --------    --------

DISTRIBUTIONS:
Dividends from net investment income         (0.11)          (0.08)        (0.07)      (0.12)      (0.18)
Distributions from net realized gain         (0.02)          (2.24)         --         (0.01)      (1.72)
                                        ----------      ----------      --------    --------    --------
   Total distributions                       (0.13)          (2.32)        (0.07)      (0.13)      (1.90)
                                        ----------      ----------      --------    --------    --------

ENDING NET ASSET VALUE                  $    21.98      $    22.92      $  23.67    $  21.02    $  18.85
                                        ==========      ==========      ========    ========    ========

TOTAL RETURN                                 (3.53%)          6.61%        12.97%      12.26%      12.35%

ENDING NET ASSETS (000's)               $1,285,131      $1,491,052      $922,128    $464,200    $255,458

AVERAGE NET ASSETS RATIOS:
Net expenses                                  0.97%           0.98%         0.98%       0.99%       1.07%
Net investment income                         0.43%           0.33%         0.37%       0.66%       0.90%

PORTFOLIO TURNOVER RATE                         18%             22%           11%         12%         82%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually. On December 28, 2001, the Fund declared and paid an ordinary income dividend of $6,251,000 or $0.1080 per share and a long-term capital gain distribution of $1,417,000 or $0.0245 per share to shareholders of record on December 27, 2001.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2001, on a tax basis, the Fund had undistributed ordinary income of $43,000; a net capital loss carryforward expiring December 31, 2009 of $65,208,000; and, based on a $1,165,176,000 tax cost of common stocks and options, gross unrealized appreciation of $203,999,000 and gross unrealized depreciation of $110,880,000. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts at December 31, 2001. There were no differences between the book basis and tax basis of distributions paid for the years ended December 31, 2001 and 2000.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  TRANSACTIONS WITH AFFILIATES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to this level.

3.  INVESTMENT TRANSACTIONS
For the year ended December 31, 2001, cost of purchases of investment securities (excluding short-term investments) totaled $324,491,000 and proceeds from sales totaled $261,225,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 2001, transactions in written options were as follows:

                                              Contracts  Premiums (000's)
                                              ---------  ----------------

          Outstanding at December 31, 2000       10,759     $  47,863
          Options written                       116,822       452,084
          Options exercised                    (116,375)     (456,542)
                                               --------      --------
          Outstanding at December 31, 2001       11,206     $  43,405
                                               ========      ========

4.  BANK LINE OF CREDIT
The Fund has an uncommitted $75.0 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2002, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the year ended December 31, 2001, there were no borrowings on this line of credit.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Fund of The Gateway
Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway Fund (one of the funds constituting The Gateway Trust (the Trust)) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Fund of The Gateway Trust as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Cincinnati, Ohio,
January 17, 2002

--------------------------------------------------------------------------------

                                    WEB SITE

              For general information regarding the Gateway Fund,

                         visit us at www.gatewayfund.com
                                     -------------------

                                   ----------

                                  AFFORDABILITY

                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Account

                                   ----------

                                   CONVENIENCE

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions

                                   ----------

                                   FLEXIBILITY

                   Available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                  Pension Plans

                                 Gifts to Minors

                                  GATEWAY FUND

                             MANAGEMENT INFORMATION
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

JAMES M. ANDERSON, Children's Hospital Medical Center, 3333 Burnet Avenue, Cincinnati, Ohio 45229; Trustee of The Gateway Trust since April 1997; Oversees Two Portfolios in Fund Complex(*); Children's Hospital Medical Center, President and Chief Executive Officer since November 1996; Trustee of Children's Hospital Medical Center; Director of Union Central Life; Director of Cincinnati Stock Exchange. Age 60.

STEFEN F. BRUECKNER, The Gateway Trust, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since October 1992; Oversees Two Portfolios in Fund Complex(*); Humana, Inc. (insurance), Vice President Market Operations since July 2001; ProMutual Group (insurance), President and Chief Executive Officer from 1998 to 2000; Anthem Companies, Inc. (insurance), President and Chief Executive Officer from 1995 to 1998. Age 52.

KENNETH A. DRUCKER, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 56.

BEVERLY J. FERTIG, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since September 1988; Oversees Two Portfolios in Fund Complex(*); National Association of Securities Dealers, Inc., Arbitrator since January 1992. Age 71.

R. S. (DICK) HARRISON, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Retired; Baldwin Piano & Organ Company, Chairman from 1984 to 1997 and Director from 1994 to 1997; Director of Anderson Bank of Cincinnati, OH. Age 70.

WILLIAM HARDING SCHNEEBECK, 251 Indian Harbor Road, Vero Beach, Florida 32963; Trustee of The Gateway Trust since April 1986; Oversees Two Portfolios in Fund Complex(*); Retired. Age 73.

JAMES E. SCHWAB, XTEK, Inc., 11451 Reading Road, Cincinnati, Ohio 45241; Trustee of The Gateway Trust since December 1998; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); XTEK, Inc. (manufacturing company), President since November 1995. Age 58.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. EACH IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST'S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

WALTER G. SALL, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc. Age 57.

J. PATRICK ROGERS, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since 1997 and Trustee of The Gateway Trust since December 1998; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Cincinnati Fund since 1994; Portfolio Manager of the Gateway VIT Fund since October 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex(*); Gateway Investment Advisers, L.P., President since 1995. Age 37.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

GARY H. GOLDSCHMIDT, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller, since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President/Financial Reporting Manager from December 1993 to December 1999. Age 39.

GEOFFREY KEENAN, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 43.

DONNA M. SQUERI, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 42.

(*) As of December 31, 2001, "Fund Complex" refers to The Gateway Trust and the
    Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge upon request, by calling 800.354.6339.

                                     CINCINNATI(R)
                                     ----FUND-----



















                                                        ANNUAL REPORT
CINCINNATI(R)                                         DECEMBER 31, 2001
----FUND-----
P.O. Box 5211 - CINCINNATI, OHIO 45201-5211
             (800) 354-5525

                               CINCINNATI FUND(R)
------------------------TOTAL RETURNS - DECEMBER 31, 2001-----------------------

                                 AVERAGE ANNUAL TOTAL RETURN
                     -------------------------------------------------
                        One         Three       Five   Since Inception  Price
                        Year        Years       Years    on 11/7/94   Per Share
                        ----        -----       -----    ----------   ---------

CINCINNATIFUND(R)      (1.79%)     (1.04%)       6.94%      12.01%      $17.78

S&P 500 Index         (11.88)      (1.02)       10.70

Russell 2000 Index      2.49        6.42         7.52

                                   CUMULATIVE TOTAL RETURN
                     -------------------------------------------------
                        One         Three       Five   Since Inception
                        Year        Years       Years     On 11/7/94
                        ----        -----       -----    ----------

CINCINNATIFUND(R)      (1.79%)     (3.09%)      39.85%     124.99%

S&P 500 Index         (11.88)      (3.04)       66.24

Russell 2000 Index      2.49       20.52        43.71

        Data sources throughout this report: Gateway Investment Advisers,
                              L.P. and TowersData

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

        This report must be preceded by or accompanied by a prospectus.

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
--------------------------------CHAIRMAN'S LETTER-------------------------------

Dear Shareholder:

      Cincinnati's business community has a long record of fiscal conservatism. As stock markets deteriorated throughout 2001, Cincinnati companies amply demonstrated their control of business risk factors. Cincinnati companies deliver real products that were not affected by the drama of the latest market fads. This provided an island of fiscal safety in the sea of market storms that prevailed in 2001. The publicly owned companies, represented fully in the Cincinnati Fund's diversified portfolio, were able to preserve capital in a turbulent environment.

      Portfolio manager Patrick Rogers works hard to fully represent the regional business environment in the Cincinnati Fund's portfolio. His report o n the following pages highlights the areas of success during the past year that helped the portfolio avoid many of the market's pitfalls.

      The character of Cincinnati's hard-working citizens and the integrity of its business leaders has led to a long history of investment success. As always, the Cincinnati Fund will strive to deliver that success as efficiently as possible.

                                 Cordially,

                                 /s/ Walter G. Sall

                                 Walter G. Sall
                                 Chairman

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------------------------PORTFOLIO MANAGER'S REPORT---------------------------

      Hopefully, the year 2001 finished off one of the worst bear markets in thirty years. The S&P 500 Index dropped 11.88% and the NASDAQ composite fell 21.05%. Over the two-year period ended December 31, 2001, the S&P 500 Index and the NASDAQ have lost approximately 20% and 52% of their value, respectively. Even the blue chip Dow Jones Industrial Average declined 5.41% in 2001, and approximately 10% during 2000-2001. Despite this two-year debacle, the Cincinnati Fund's portfolio, representing your local community, fared much better than average. For 2001, the Cincinnati Fund declined 1.79%, but was up 1.08% for the two-year period of 2000-2001.

              ---------------------------------------------------------
                           QUARTERLY PERFORMANCE- 2001
              ---------------------------------------------------------
                                CINCINNATI     S&P 500    Russell 2000
                                   FUND         INDEX        INDEX
              ---------------------------------------------------------
              1st quarter          (5.57%)     (11.85%)      (6.51%)
              ---------------------------------------------------------
              2nd quarter          10.05         5.85        14.29
              ---------------------------------------------------------
              3rd quarter         (11.04)      (14.67)      (20.79)
              ---------------------------------------------------------
              4th quarter           6.24        10.68        21.09
              ---------------------------------------------------------
                2001 TOTAL         (1.79%)     (11.88%)       2.49%
              ---------------------------------------------------------

      While the market continued to wreak havoc on high technology companies, this past year was a period when owning small-to-mid-sized manufacturing firms proved successful. The Cincinnati Fund's top performing stocks were dominated by this "value" orientation. Additionally, all the Fund's health care stocks posted gains for the year, as renewed interest was focused on this group's ability to produce n ew solutions to combat illness and disease. Finally, the Federal Reserve Board cut interest rates an unprecedented eleven times in 2001. This dramatic reduction in interest rates proved to be a friendly environment for some financial service firms, particularly our region's insurance companies.

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------------------------PORTFOLIO MANAGER'S REPORT---------------------------

                   ------------------------------------------
                               TOP FIVE PERFORMERS
                          JANUARY 1 - DECEMBER 31, 2001
                            (PRICE APPRECIATIONONLY)
                   ------------------------------------------
                     Multi-Color Corporation          219.4%
                   ------------------------------------------
                     Kendle International Inc.        102.9
                   ------------------------------------------
                     Ohio Casualty Corporation         60.5
                   ------------------------------------------
                     Midland Company                   59.1
                   ------------------------------------------
                     LSI Industries Inc.               29.6
                   ------------------------------------------

                   ------------------------------------------
                                TOP FIVE HOLDINGS
                                DECEMBER 31, 2001
                     (STOCKS AS A PERCENTAGE OF NET ASSETS)
                   ------------------------------------------
                       Procter & Gamble Company        7.3%
                   ------------------------------------------
                       Fifth Third Bancorp             7.1
                   ------------------------------------------
                       Cintas Corporation              5.2
                   ------------------------------------------
                       Cinergy Corp.                   5.1
                   ------------------------------------------
                       Kroger Co.                      4.8
                   ------------------------------------------

      The year 2001 was clearly a challenging one for local employers, investors and citizens. After nearly ten years of economic expansion, businesses were already feeling the effects of an inevitable slowdown by the end of summer. The terrorist attacks on September 11 pushed the fragile business environment into a national recession. Thankfully, the local economy has shown its staying power. As the decade continues to unfold, volatility may h ave a stranglehold o n the broader markets, but the Cincinnati Fund has shown relative stability in the face of uncertainty. We believe the Fund continues to serve as an excellent core holding for investors in the Greater Cincinnati Area.


                                   /s/ Patrick Roger
                                   Patrick Rogers, CFA
                                   Portfolio Manager

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------------------------PORTFOLIO MANAGER'S REPORT---------------------------

                         GROWTH OF A $10,000 INVESTMENT
              November 7, 1994 (inception date) - December 31, 2001



----------------- --------------- ---------------
                                       RUSSELL
   CINCINNATI         S&P 500           2000
      FUND             INDEX           INDEX
----------------- --------------- ---------------
      $10,000.00      $10,000.00      $10,000.00
----------------- --------------- ---------------
      $ 9,780.00      $ 9,635.80      $ 9,596.00
----------------- --------------- ---------------
      $ 9,910.00      $ 9,778.70      $ 9,854.13
----------------- --------------- ---------------
      $10,070.00      $10,032.26      $ 9,729.97
----------------- --------------- ---------------
      $10,350.00      $10,422.52      $10,134.74
----------------- --------------- ---------------
      $10,620.00      $10,730.08      $10,309.05
----------------- --------------- ---------------
      $10,930.00      $11,045.55      $10,537.92
----------------- --------------- ---------------
      $11,290.03      $11,486.27      $10,719.17
----------------- --------------- ---------------
      $11,650.07      $11,753.09      $11,275.49
----------------- --------------- ---------------
      $12,099.77      $12,142.12      $11,924.96
----------------- --------------- ---------------
      $12,310.30      $12,172.60      $12,171.81
----------------- --------------- ---------------
      $12,739.93      $12,686.28      $12,389.68
----------------- --------------- ---------------
      $12,689.93      $12,640.99      $11,835.86
----------------- --------------- ---------------
      $13,169.61      $13,194.66      $12,332.97
----------------- --------------- ---------------
      $13,407.98      $13,448.79      $12,658.56
----------------- --------------- ---------------
      $13,459.07      $13,906.59      $12,644.64
----------------- --------------- ---------------
      $13,918.97      $14,035.50      $13,039.15
----------------- --------------- ---------------
      $14,542.26      $14,170.67      $13,305.15
----------------- --------------- ---------------
      $14,552.44      $14,379.54      $14,016.97
----------------- --------------- ---------------
      $14,920.33      $14,749.10      $14,569.24
----------------- --------------- ---------------
      $14,767.10      $14,805.29      $13,970.45
----------------- --------------- ---------------
      $13,929.80      $14,151.19      $12,750.83
----------------- --------------- ---------------
      $14,542.99      $14,449.64      $13,491.65
----------------- --------------- ---------------
      $15,156.12      $15,261.71      $14,019.17
----------------- --------------- ---------------
      $14,869.98      $15,682.63      $13,803.28
----------------- --------------- ---------------
      $15,922.62      $16,866.67      $14,371.97
----------------- --------------- ---------------
      $16,087.10      $16,532.54      $14,748.52
----------------- --------------- ---------------
      $16,452.76      $17,564.17      $15,043.49
----------------- --------------- ---------------
      $16,619.92      $17,702.93      $14,679.44
----------------- --------------- ---------------
      $16,275.23      $16,977.11      $13,986.57
----------------- --------------- ---------------
      $16,515.45      $17,988.94      $14,025.73
----------------- --------------- ---------------
      $17,183.99      $19,082.67      $15,585.39
----------------- --------------- ---------------
      $17,821.18      $19,937.57      $16,254.00
----------------- --------------- ---------------
      $18,730.06      $21,522.61      $17,009.81
----------------- --------------- ---------------
      $18,301.70      $20,316.91      $17,399.34
----------------- --------------- ---------------
      $19,315.06      $21,428.25      $18,672.97
----------------- --------------- ---------------
      $19,158.42      $20,711.69      $17,853.23
----------------- --------------- ---------------
      $19,889.70      $21,670.43      $17,737.18
----------------- --------------- ---------------
      $20,749.33      $22,042.51      $18,047.58
----------------- --------------- ---------------
      $20,608.23      $22,284.98      $17,762.43
----------------- --------------- ---------------
      $21,723.34      $23,892.17      $19,075.07
----------------- --------------- ---------------
      $22,881.20      $25,115.69      $19,860.97
----------------- --------------- ---------------
      $22,640.72      $25,368.36      $19,970.20
----------------- --------------- ---------------
      $22,006.55      $24,932.27      $18,893.81
----------------- --------------- ---------------
      $22,476.61      $25,945.02      $18,933.49
----------------- --------------- ---------------
      $21,689.48      $25,670.01      $17,399.87
----------------- --------------- ---------------
      $18,672.26      $21,963.26      $14,020.82
----------------- --------------- ---------------
      $19,361.08      $23,370.22      $15,118.65
----------------- --------------- ---------------
      $20,858.85      $25,271.16      $15,735.49
----------------- --------------- ---------------
      $21,667.75      $26,802.84      $16,560.03
----------------- --------------- ---------------
      $23,216.78      $28,347.22      $17,585.09
----------------- --------------- ---------------
      $23,116.49      $29,532.70      $17,818.98
----------------- --------------- ---------------
      $22,581.80      $28,614.83      $16,375.64
----------------- --------------- ---------------
      $22,370.21      $29,759.71      $16,631.10
----------------- --------------- ---------------
      $23,473.06      $30,912.30      $18,121.24
----------------- --------------- ---------------
      $23,294.90      $30,182.46      $18,385.82
----------------- --------------- ---------------
      $23,239.23      $31,857.59      $19,216.85
----------------- --------------- ---------------
      $22,760.27      $30,863.63      $18,690.31
----------------- --------------- ---------------
      $21,902.43      $30,709.31      $17,998.77
----------------- --------------- ---------------
      $20,832.94      $29,867.57      $18,002.37
----------------- --------------- ---------------
      $21,745.42      $31,757.59      $18,074.38
----------------- --------------- ---------------
      $21,801.09      $32,403.22      $19,153.42
----------------- --------------- ---------------
      $22,256.73      $34,311.77      $21,321.59
----------------- --------------- ---------------
      $21,212.89      $32,589.32      $20,978.31
----------------- --------------- ---------------
      $19,653.74      $31,973.38      $24,441.83
----------------- --------------- ---------------
      $21,707.56      $35,100.38      $22,831.11
----------------- --------------- ---------------
      $21,785.70      $34,043.86      $21,456.68
----------------- --------------- ---------------
      $21,739.95      $33,345.96      $20,205.76
----------------- --------------- ---------------
      $21,079.06      $34,169.60      $21,967.70
----------------- --------------- ---------------
      $20,967.34      $33,636.56      $21,260.34
----------------- --------------- ---------------
      $22,323.93      $35,725.39      $22,882.50
----------------- --------------- ---------------
      $22,256.96      $33,839.09      $22,209.76
----------------- --------------- ---------------
      $22,021.03      $33,696.96      $21,219.20
----------------- --------------- ---------------
      $21,582.81      $31,041.64      $19,039.99
----------------- --------------- ---------------
      $22,905.84      $31,193.75      $20,675.52
----------------- --------------- ---------------
      $23,212.78      $32,301.12      $21,752.72
----------------- --------------- ---------------
      $22,353.91      $29,358.49      $20,325.74
----------------- --------------- ---------------
      $21,629.64      $27,500.10      $19,331.81
----------------- --------------- ---------------
      $22,538.08      $29,634.11      $20,843.56
----------------- --------------- ---------------
      $23,937.70      $29,832.66      $21,356.31
----------------- --------------- ---------------
      $23,803.65      $29,107.72      $22,093.10
----------------- --------------- ---------------
      $23,827.45      $28,822.47      $20,897.87
----------------- --------------- ---------------
      $22,795.72      $27,021.06      $20,222.87
----------------- --------------- ---------------
      $21,174.95      $24,840.46      $17,500.87
----------------- --------------- ---------------
      $20,217.84      $25,314.92      $18,524.67
----------------- --------------- ---------------
      $21,629.04      $27,256.57      $19,958.48
----------------- --------------- ---------------
      $22,496.37      $27,496.43      $21,189.92
----------------- --------------- ---------------


Cincinnati Fund
S&P 500 Index
Russell 2000 Index



                         ------------------------------
                                 CINCINNATI FUND
                          Average Annual Total Returns
                             as of December 31, 2001
                         ------------------------------
                           One Year             (1.79%)
                         ------------------------------
                           Five Years            6.94%
                         ------------------------------
                           Life of Fund         12.01%
                         ------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.


--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------------PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001------------------

Shares                                                                  Value
------                                                                  -----
              COMMON STOCKS-99.0%
              CONSUMER DISCRETIONARY-16.8%
     7,422    Clear Channel Communications, Inc.(*)                 $  377,854
     6,900    E. W. Scripps Company - Class A                          455,400
     5,000    Federated Department Stores, Inc.(*)                     204,500
     9,558    Ford Motor Company                                       150,252
     6,490    Frisch's Restaurants, Inc.                               100,271
     2,300    Gannett Co., Inc.                                        154,629
     1,600    General Motors Corporation                                77,760
     3,800    Harte-Hanks, Inc.                                        107,046
    15,025    Pomeroy Computer Resources, Inc.(*)                      202,837
                                                                    ----------
                                                                     1,830,549
                                                                    ----------
              CONSUMER STAPLES-12.1%
     8,800    Chiquita Brands International, Inc.(*)                     5,632
    24,900    Kroger Co.(*)                                            519,663
    10,000    Procter & Gamble Company                                 791,300
                                                                    ----------
                                                                     1,316,595
                                                                    ----------
              ENERGY-2.0%
     4,700    Ashland Inc.                                             216,576
                                                                    ----------

              FINANCIALS-27.0%
     8,300    American Financial Group, Inc.                           203,765
    10,529    Cincinnati Financial Corporation                         401,681
    11,300    Duke Realty Corporation                                  274,929
    12,572    Fifth Third Bancorp                                      774,184
     2,046    First Financial Bancorp                                   36,112
     2,300    Great American Financial Resources, Inc.                  43,125
     3,804    KeyCorp                                                   92,589
     5,600    Midland Company                                          245,280
     3,000    Ohio Casualty Corporation(*)                              48,150
     1,700    PNC Financial Services Group, Inc.                        95,540
    10,125    Provident Financial Group, Inc.                          266,085
    21,900    U. S. Bancorp                                            458,367
                                                                    ----------
                                                                     2,939,807
                                                                    ----------

                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------------PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2001------------------

    Shares                                                              Value
    ------                                                              -----
              HEALTH CARE-7.0%
       691    Barr Laboratories, Inc.(*)                             $  54,838
     7,600    Johnson & Johnson                                        449,160
     4,700    Kendle International Inc.(*)                              94,752
     9,522    Meridian Bioscience, Inc.                                 57,348
     4,000    Omnicare, Inc.                                            99,520
                                                                   -----------
                                                                       755,618
                                                                   -----------
              INDUSTRIALS-25.2%
    11,800    Chemed Corporation                                       400,020
    11,600    Cintas Corporation                                       561,324
    13,200    Convergys Corporation(*)                                 494,868
     3,700    Delta Air Lines, Inc.                                    108,262
    10,900    General Electric Company                                 436,872
    29,550    LSI Industries Inc.                                      514,170
    14,100    Milacron Inc.                                            222,921
                                                                   -----------
                                                                     2,738,437
                                                                   -----------

              MATERIALS-1.6%
     2,000    AK Steel Holding Corporation                              22,760
     6,000    Multi-Color Corporation(*)                               108,600
     6,000    NS Group, Inc.(*)                                         44,880
                                                                   -----------
                                                                       176,240
                                                                   -----------

              TELECOMMUNICATION SERVICES-2.2%
     1,300    AT&T Corp.                                                23,582
    23,200    Broadwing Inc.(*)                                        220,400
                                                                   -----------
                                                                       243,982
                                                                   -----------
              UTILITIES-5.1%
    16,600    Cinergy Corp.                                            554,938
                                                                   -----------

              Total common stocks (cost $6,387,442)                 10,772,742

              OTHER ASSETS IN EXCESS OF LIABILITIES-1.0%               105,629
                                                                   -----------
              NET ASSETS-100.0%                                    $10,878,371
                                                                   -----------

              (*)  Non-income producing.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-------------STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001------------

ASSETS:
Common stocks, at value (cost $6,387,442)                            $10,772,742
Cash                                                                      99,432
Dividends receivable                                                      13,088
Other assets                                                               5,647
                                                                     -----------
 Total assets                                                         10,890,909
                                                                     -----------

LIABILITIES:
Payable for Fund shares redeemed                                              61
Other accrued expenses and liabilities                                    12,477
                                                                     -----------
 Total liabilities                                                        12,538
                                                                     -----------

NET ASSETS                                                           $10,878,371
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                      $ 6,493,071
Net unrealized appreciation on investments                             4,385,300
                                                                     -----------
 Net assets                                                          $10,878,371
                                                                     ===========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                    612,003
                                                                     -----------

NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PRICE PER SHARE                                          $     17.78
                                                                     ===========

                See accompanying notes to financial statements.

                                               8
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001---------

INVESTMENT INCOME:
Dividends                                                             $ 189,736
Interest                                                                  8,190
                                                                     -----------
 Total investment income                                                197,926
                                                                     -----------

EXPENSES:
Transfer agent and accounting fees                                       78,425
Investment advisory and management fees                                  56,166
Reports to shareholders                                                  18,205
Professional fees                                                        15,948
Trustees' fees                                                           10,664
Custodian fees                                                            8,579
Registration fees                                                         5,497
Insurance expense                                                         3,210
Other expenses                                                            5,073
                                                                     -----------
 Total expenses                                                         201,767
Fees waived                                                              (3,362)
                                                                     -----------
 Net expenses                                                           198,405
                                                                     -----------

NET INVESTMENT LOSS                                                        (479)
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                            316,278
Net decrease in unrealized appreciation on investments                 (525,049)
                                                                     -----------
 Net realized and unrealized loss on investments                       (208,771)
                                                                     -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $(209,250)
                                                                      =========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-----------------------STATEMENTS OF CHANGESIN NET ASSETS-----------------------

                                                                         Year Ended December 31,
                                                                         2001               2000
                                                                    ------------       ------------
FROM OPERATIONS:
Net investment income (loss)                                        $       (479)      $     24,816
Net realized gain on investment transactions                             316,278          1,010,689
Net decrease in unrealized appreciation on investments                  (525,049)          (973,118)
                                                                    ------------       ------------
 Net increase (decrease) in net assets from operations                  (209,250)            62,387
                                                                    ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                  (311)           (25,920)
From net realized gain on investment transactions                       (326,421)        (1,000,724)
                                                                    ------------       ------------
 Decrease in net assets from distributions to shareholders              (326,732)        (1,026,644)
                                                                    ------------       ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                380,306            495,473
Net asset value of shares issued in reinvestment of
 distributions to shareholders                                           319,568          1,007,725
Payments for shares redeemed                                          (1,167,610)        (8,536,786)
                                                                    ------------       ------------
 Net decrease in net assets from Fund share transactions                (467,736)        (7,033,588)
                                                                    ------------       ------------

NET DECREASE IN NET ASSETS                                            (1,003,718)        (7,997,845)

NET ASSETS:
Beginning of year                                                     11,882,089         19,879,934
                                                                    ------------       ------------
End of year                                                         $ 10,878,371       $ 11,882,089
                                                                    ============       ============

UNDISTRIBUTED NET INVESTMENT INCOME                                 $         --       $        311
                                                                    ============       ============

FUND SHARE TRANSACTIONS:
Shares sold                                                               20,848             26,281
Shares issued in reinvestment of distributions to shareholders            17,853             54,004
Shares redeemed                                                          (63,495)          (445,532)
                                                                    ------------       ------------
 Net decrease in Fund shares outstanding                                 (24,794)          (365,247)
Shares outstanding, beginning of year                                    636,797          1,002,044
                                                                    ------------       ------------
Shares outstanding, end of year                                          612,003            636,797
                                                                    ============       ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------Financial Highlights - Per S hare Data for a Share Outstanding---------

                                                              Year Ended December 31,
                                         ---------------------------------------------------------------
                                           2001          2000          1999          1998          1997
                                         -------       -------       -------       -------       -------

BEGINNING NET ASSET VALUE                $ 18.66       $ 19.84       $ 20.84       $ 18.98       $ 15.40
                                         -------       -------       -------       -------       -------

INVESTMENTS OPERATIONS:
Net investment income                         --          0.04          0.12          0.06          0.07
Net gain (loss) on investments             (0.33)         0.53         (0.98)         2.20          4.39
                                         -------       -------       -------       -------       -------
 Total from investment operations          (0.33)         0.57         (0.86)         2.26          4.46
                                         -------       -------       -------       -------       -------

DISTRIBUTIONS:
Dividends from net investment income          --         (0.04)        (0.12)        (0.06)        (0.07)
Distributions from net realized gain       (0.55)        (1.71)        (0.02)        (0.34)        (0.81)
                                         -------       -------       -------       -------       -------
 Total distributions                       (0.55)        (1.75)        (0.14)        (0.40)        (0.88)
                                         -------       -------       -------       -------       -------

ENDING NET ASSET VALUE                   $ 17.78       $ 18.66       $ 19.84       $ 20.84       $ 18.98
                                         =======       =======       =======       =======       =======

TOTAL RETURN                               (1.79%)        2.92%        (4.13%)       11.89%        28.98%

ENDING NET ASSETS(000's)                 $10,878       $11,882       $19,880       $26,544       $17,527

AVERAGE NET ASSETS RATIOS:
Net expenses                                1.77%         1.44%         1.28%         1.37%         1.69%(1)
Net investment income                       0.00%         0.17%         0.49%         0.30%         0.50%(1)

PORTFOLIO TURNOVER RATE                        6%            0%           22%            8%           17%

(1) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997 had the Adviser not voluntarily waived fees or reimbursed expenses.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       11

                               CINCINNATI FUND(R)
----------------NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001--------------

1.    SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is capital appreciation by investing in the stock of companies with an important business presence in the Greater Cincinnati Area. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually. On December 28, 2001, the Fund declared and paid an ordinary income dividend of $311 or $0.0005 per share and a long-term capital gain distribution of $326,421 or $0.5494 per share to shareholders of record on December 27, 2001.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies a nd distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2001, based on a federal income tax cost of $6,387,442, gross unrealized appreciation on common stocks totaled $4,545,630 and gross unrealized depreciation totaled $160,330. There were no differences between the book basis and tax basis of either distributable earnings as of December 31, 2001, or distributions paid for the years ended December 31, 2001 and 2000.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).



--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
----------------NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001---------------

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.    TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its fee as necessary to limit the Fund's expenses to this level. Effective November 1, 2001, the Adviser further committed through December 31, 2002 to waive some or all of its fee if the Fund's expense ratio exceeds 1.75%. Any waiver, however, cannot exceed the aggregate advisory fee paid by the Fund for the applicable year. Accordingly, for the year ended December 31, 2001, the Adviser waived investment advisory and management fees of $3,362.

3.    INVESTMENT TRANSACTIONS
For the year ended December 31, 2001, cost of purchases and proceeds from sales of investment securities (excluding short-term investments) totaled $680,328 and $951,629, respectively.

4.    BANK LINE OF CREDIT
The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2002, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the year ended December 31, 2001, there were no borrowings on this line of credit.



--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
--------------------REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS--------------------

To the Shareholders and Board of Trustees of the Cincinnati Fund of The Gateway
Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Cincinnati Fund (one of the funds constituting The Gateway Trust (the Trust)) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cincinnati Fund of The Gateway Trust as of December 31, 2001, the results of its operations for the year then ended, the changes in its net a ssets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Cincinnati, Ohio,
January 17, 2002





--------------------------------------------------------------------------------

==================================Affordability=================================

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                              No-Fee IRA Accounts


==================================Convenience===================================

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions


==================================Flexibility===================================

      The Cincinnati Fund(R) is available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

                               CINCINNATI FUND(R)

                             MANAGEMENT INFORMATION
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

JAMES M. ANDERSON, Children's Hospital Medical Center, 3333 Burnet Avenue, Cincinnati, Ohio 45229; Trustee of The Gateway Trust since April 1997; Oversees Two Portfolios in Fund Complex(*); Children's Hospital Medical Center, President and Chief Executive Officer since November 1996; Trustee of Children's Hospital Medical Center; Director of Union Central Life; Director of Cincinnati Stock Exchange. Age 60.

STEFEN F. BRUECKNER, The Gateway Trust, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since October 1992; Oversees Two Portfolios in Fund Complex(*); Humana, Inc. (insurance), Vice President Market Operations since July 2001; ProMutual Group (insurance), President and Chief Executive Officer from 1998 to 2000; Anthem Companies, Inc. (insurance), President and Chief Executive Officer from 1995 to 1998. Age 52.

KENNETH A. DRUCKER, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 56.

BEVERLY J. FERTIG, The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Trustee of The Gateway Trust since September 1988; Oversees Two Portfolios in Fund Complex(*); National Association of Securities Dealers, Inc., Arbitrator since January 1992. Age 71.

R. S. (DICK) HARRISON, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Retired; Baldwin Piano & Organ Company, Chairman from 1984 to 1997 and Director from 1994 to 1997; Director of Anderson Bank of Cincinnati, OH. Age 70.

WILLIAM HARDING SCHNEEBECK, 251 Indian Harbor Road, Vero Beach, Florida 32963; Trustee of The Gateway Trust since April 1986; Oversees Two Portfolios in Fund Complex(*); Retired. Age 73.

JAMES E. SCHWAB, XTEK, Inc., 11451 Reading Road, Cincinnati, Ohio 45241; Trustee of The Gateway Trust since December 1998; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); XTEK, Inc. (manufacturing company), President since November 1995. Age 58.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. EACH IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST'S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

WALTER G. SALL, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex(*); Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc. Age 57.

J. PATRICK ROGERS, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since 1997 and Trustee of The Gateway Trust since December 1998; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Cincinnati Fund since 1994; Portfolio Manager of the Gateway VIT Fund since October 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex(*); Gateway Investment Advisers, L.P., President since 1995. Age 37.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

GARY H. GOLDSCHMIDT, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller, since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President/Financial Reporting Manager from December 1993 to December 1999. Age 39.

GEOFFREY KEENAN, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 43.

DONNA M. SQUERI, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 42.

(*) As of December 31, 2001, "Fund Complex" refers to The Gateway Trust and the Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge upon request, by calling 800.354.6339.